Non-controlling interests - Summary of Each Subsidiary are before Intercompany Eliminations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total assets	€ 2,426,727	€ 2,457,724
Total equity	732,321	644,304	€ 645,034	€ 729,754
Net revenues	1,492,840	1,292,402	1,014,733
Net income / (loss)	€ 65,279	€ (127,661)	€ (46,540)
Thom Browne Inc. | Subsidiaries with material non-controlling interests | USD
Disclosure of subsidiaries [line items]
Name of subsidiary	Thom Browne Inc.	Thom Browne Inc.
Group’s percentage interest	90.00%	90.00%
Non- controlling interest percentage	10.00%	10.00%
Functional currency	USD	USD
Total assets	€ 298,901	€ 233,472
Total equity	146,879	129,244
Net revenues	348,445	312,311
Net income / (loss)	43,277	35,703
Dividends paid to non- controlling shareholders	€ (2,000)	€ 0
Ermenegildo Zegna Vietnam LLC | Subsidiaries with material non-controlling interests | VTD
Disclosure of subsidiaries [line items]
Name of subsidiary	Ermenegildo Zegna Vietnam LLC	Ermenegildo Zegna Vietnam LLC
Group’s percentage interest	90.00%	77.00%
Non- controlling interest percentage	10.00%	23.00%
Functional currency	VTD	VTD
Total assets	€ 59,373,311	€ 59,619,650
Total equity	21,638,614	(65,153,441)
Net revenues	45,647,540	34,267,609
Net income / (loss)	7,913,295	(3,987,259)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Ermenegildo Zegna Madrid S.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Ermenegildo Zegna Madrid S.A.	Ermenegildo Zegna Madrid S.A.
Group’s percentage interest	70.00%	70.00%
Non- controlling interest percentage	30.00%	30.00%
Functional currency	EUR	EUR
Total assets	€ 3,718	€ 3,627
Total equity	1,741	1,925
Net revenues	3,838	2,241
Net income / (loss)	120	(96)
Dividends paid to non- controlling shareholders	€ (90)	€ 0
Gruppo Dondi S.p.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Gruppo Dondi S.p.A.	Gruppo Dondi S.p.A.
Group’s percentage interest	65.00%	65.00%
Non- controlling interest percentage	35.00%	35.00%
Functional currency	EUR	EUR
Total assets	€ 39,469	€ 33,459
Total equity	20,507	18,475
Net revenues	47,655	37,617
Net income / (loss)	4,901	4,783
Dividends paid to non- controlling shareholders	€ (1,113)	€ (182)
E. Z. Thai Holding Ltd | Subsidiaries with material non-controlling interests | THB
Disclosure of subsidiaries [line items]
Name of subsidiary	E. Z. Thai Holding Ltd	E. Z. Thai Holding Ltd
Group’s percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	THB	THB
Total assets	€ 12,669	€ 12,979
Total equity	19	328
Net revenues	0	0
Net income / (loss)	(309)	(121)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Bonotto S.p.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Bonotto S.p.A.	Bonotto S.p.A.
Group’s percentage interest	60.00%	60.00%
Non- controlling interest percentage	40.00%	40.00%
Functional currency	EUR	EUR
Total assets	€ 23,739	€ 21,482
Total equity	9,431	9,030
Net revenues	24,552	17,674
Net income / (loss)	2,075	1,840
Dividends paid to non- controlling shareholders	€ (797)	€ 0
Tessitura Ubertino S.r.l. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Tessitura Ubertino S.r.l.	Tessitura Ubertino S.r.l.
Group’s percentage interest	60.00%	60.00%
Non- controlling interest percentage	40.00%	40.00%
Functional currency	EUR	EUR
Total assets	€ 8,351	€ 12,221
Total equity	4,921	8,786
Net revenues	10,245	5,625
Net income / (loss)	983	561
Dividends paid to non- controlling shareholders	€ (312)	€ 0
Cappellificio Cervo S.r.l. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Cappellificio Cervo S.r.l.	Cappellificio Cervo S.r.l.
Group’s percentage interest	51.00%	51.00%
Non- controlling interest percentage	49.00%	49.00%
Functional currency	EUR	EUR
Total assets	€ 1,630	€ 1,498
Total equity	864	757
Net revenues	2,371	1,315
Net income / (loss)	85	(35)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna South Asia Private LTD
Disclosure of subsidiaries [line items]
Name of subsidiary	Zegna South Asia Private LTD
Group’s percentage interest	51.00%	51.00%
Zegna South Asia Private LTD | Subsidiaries with material non-controlling interests | INR
Disclosure of subsidiaries [line items]
Name of subsidiary	Zegna South Asia Private LTD	Zegna South Asia Private LTD
Group’s percentage interest	51.00%	51.00%
Non- controlling interest percentage	49.00%	49.00%
Functional currency	INR	INR
Total assets	€ 590,989	€ 871,210
Total equity	199,864	123,709
Net revenues	395,827	281,592
Net income / (loss)	76,155	21,891
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna Gulf Trading LLC | Subsidiaries with material non-controlling interests | AED
Disclosure of subsidiaries [line items]
Name of subsidiary	Zegna Gulf Trading LLC	Zegna Gulf Trading LLC
Group’s percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	AED	AED
Total assets	€ 140,841	€ 125,086
Total equity	53,895	921
Net revenues	191,749	137,355
Net income / (loss)	52,806	30,783
Dividends paid to non- controlling shareholders	€ 0	€ 0
The Italian Fashion Co. LTD | Subsidiaries with material non-controlling interests | AED
Disclosure of subsidiaries [line items]
Name of subsidiary	The Italian Fashion Co. LTD	The Italian Fashion Co. LTD
Group’s percentage interest	65.00%	65.00%
Non- controlling interest percentage	35.00%	35.00%
Functional currency	THB	THB
Total assets	€ 198,556	€ 171,771
Total equity	(16,584)	(28,094)
Net revenues	190,048	91,848
Net income / (loss)	11,015	(51,149)
Dividends paid to non- controlling shareholders	€ 0	€ 0